Accounts Receivable and Allowance for Doubtful Debts	12 Months Ended
Mar. 31, 2012
Accounts Receivable and Allowance for Doubtful Debts [Abstract]
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL DEBTS
13.      ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL DEBTS

PROVISION AND ALLOWANCE FOR DOUBTFUL DEBTS

	As of March 31,
	2010		2011		2012		2012
			(Millions of Rupees)				(Millions of US $) Unaudited
Balance at beginning of year		7,272		7,758		8,051	158
Charged to expense		1,142		562		871	17
Less: Amounts written off		(656)		(269)		(324)	(6)
Balance at end of year	Rs.	7,758	Rs.	8,051	Rs.	8,598	$169

Accounts receivable are stated net of allowance for doubtful debts. Accounts receivable are not collateralized. The allowance for doubtful debts is determined principally on the basis of past credit loss experience and an evaluation of potential losses on the outstanding receivable balances. The activity in allowance for uncollectible accounts is given below:

Since the Company is having the large customer base therefore the concentration risk with respect to accounts receivable is limited.